Expense Example	Jun. 13, 2024 USD ($)
Calamos Russell 2000 Structured Alt Protection ETF - July | Calamos Russell 2000 Structured Alt Protection ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Calamos Russell 2000 Structured Alt Protection ETF - October | Calamos Russell 2000 Structured Alt Protection ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Calamos Russell 2000 Structured Alt Protection ETF - January | Calamos Russell 2000 Structured Alt Protection ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Calamos Russell 2000 Structured Alt Protection ETF - April | Calamos Russell 2000 Structured Alt Protection ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	$ 221